Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 14,430,156	$ 7,778,541	$ 6,340,461
Accounts receivable, net	5,267,953	5,408,281	7,059,635
Inventory, net	3,400,132	3,346,177	3,336,916
Prepaid expenses	675,933	708,974	667,773
Other current assets	220,207	70,208	35,629
Total current assets	23,994,381	17,312,181	17,440,414
Property and equipment, net	1,917,164	2,060,709	2,426,638
Intangible assets, net	180,718	288,475	437,839
Other assets	1,995	42,710	152,877
Total assets	26,094,258	19,704,075	20,457,768
Current Liabilities:
Current portion of long term debt obligation	1,000,000	1,500,000	1,500,000
Current portion of capital lease obligation	69,675	66,617	54,091
Accounts payable	1,508,790	1,401,764	1,797,571
Accrued liabilities	3,458,456	3,546,585
Accrued compensation	2,111,858	2,205,612	1,648,064
Deferred credits	404,487	691,424	832,822
Total current liabilities	6,441,408	7,206,390	6,931,659
Accrued liabilities - other	375,328	207,451
Long-term debt obligation	0	625,000	2,125,000
Long-term capital lease obligation	57,662	110,307	128,917
Total liabilities	6,499,070	7,941,697	9,185,576
Commitments and contingencies
Stockholders' equity:
Preferred stock, value	1,322	1,322	1,322
Common stock, value	15,387	14,842	14,245
Less treasury stock at cost, 22,725 shares at September 30, 2014 and zero at December 31, 2013	(32,221)	0
Additional paid-in capital	63,824,535	62,756,571	61,361,505
Accumulated deficit	(44,213,835)	(51,010,357)	(50,104,880)
Total stockholders' equity	19,595,188	11,762,378	11,272,192
Total liabilities and stockholders' equity	26,094,258	19,704,075	20,457,768
Scenario, Previously Reported
Current Liabilities:
Accrued liabilities		1,219,650	863,214
Accrued liabilities - other		$ 121,323	$ 235,897